Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Current	$ 4,007	$ 4,514
Non-current	15,088	11,973
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	9,887	8,689
Amortisation of discounting impacting net finance costs	556	839
Divestment of subsidiaries and operations	(652)
Utilisation	(395)	(273)
Other movements	(2)
At the end of the financial year	9,837	9,887
Current	610	520
Non-current	9,227	9,367
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	7,366
Change in estimate	463	510
Exchange translation	(58)	(50)
At the end of the financial year	6,349	7,366
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	2,521
Change in estimate	85	12
Exchange translation	(47)	(8)
At the end of the financial year	$ 3,488	2,521
OZ Minerals Limited [member] | Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
Acquisition of subsidiaries and operations		$ 168